Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document And Entity Information
Entity Registrant Name	Thunder Energies Corporation
Entity Central Index Key	0001524872
Document Type	POS AM
Document Period End Date	Mar. 31, 2019
Amendment Flag	true
Amendment Description	Amendment
Current Fiscal Year End Date	--12-31
Is Entity's Reporting Status Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false